Segment and Geographic Information - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jul. 01, 2016 Segment Customer	Jun. 27, 2015 Segment Customer	Dec. 31, 2015 Segment Customer	Dec. 31, 2014 Segment Customer	Dec. 31, 2013 Segment Customer
Segment Reporting [Abstract]
Number of operating segments | Segment	4	4	4	4	4
Number of individual customer or distributor accounted for 10% or more of total annual net sales | Customer	0	0	0	0	0